Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Elfun Money Market Fund
Elfun Government Money Market Fund (ELMXX)
(the “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectus and the Prospectus are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

ELFUN GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Elfun Money Market Fund
Elfun Government Money Market Fund (ELMXX)
(the “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectus and the Prospectus are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.